UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
October 16, 2018 to November 13, 2018

Commission File Number of issuing entity: 333-166711-01
Central Index Key Number of issuing entity: 0001536226

UBS-Citigroup Commercial Mortgage Trust 2011-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-166711
Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886
UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256
Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

45-4307653
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 816-6000
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
The distribution report is attached as Exhibit 99.1 to this Form 10-D.

During the distribution period from October 16, 2018 to November 13, 2018, no assets securitized by Citigroup Commercial Mortgage Securities
Inc. (the "Depositor") and held by UBS-Citigroup Commercial Mortgage
Trust 2011-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor most recently filed a Form ABS-15G on February 14, 2018.
The CIK number of the Depositor is 0001258361.

Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on
February 13, 2018.  The CIK number of Natixis is 0001542256.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on
February 07, 2018.  The CIK number of UBS is 0001541886.

Item 1A. Asset-Level Information.
Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable

Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
Disclosure from Deutsche Bank Trust Company Americas, as Trustee:

Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National Trust Company ("DBNTC") have been sued by investors in civil litigation concerning their role as trustees of certain residential mortgage-backed securities ("RMBS") trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors,
L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S.
Trust Indenture Act of 1939 (the "Trust Indenture Act"), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA's alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by pooling and servicing agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss. On March 22, 2016, plaintiffs filed an amended complaint in federal court. In the amended complaint, in connection with 62 trusts governed by indenture agreements, plaintiffs assert claims for breach of contract, violation of the Trust Indenture Act, breach of fiduciary duty, and breach of duty to avoid conflicts of interest.
The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. On July 15, 2016, DBNTC and
DBTCA filed a motion to dismiss the amended complaint. On January 23, 2017, the court granted in part and denied in part DBNTC and DBTCA's motion to dismiss. The court granted the motion to dismiss with respect to plaintiffs'
conflict-of-interest claim, thereby dismissing it, and denied the motion to dismiss with respect to plaintiffs' breach of contract claim (except as noted below) and claim for violation of the Trust Indenture Act, thereby allowing those claims to proceed. On January 26, 2017, the parties filed a joint stipulation and proposed order dismissing plaintiffs'
claim for breach of fiduciary duty. On January 27, 2017, the court entered the parties' joint stipulation and ordered that plaintiffs' claim for breach of fiduciary duty be dismissed. On February 3, 2017, following a hearing concerning
DBNTC and DBTCA's motion to dismiss on February 2, 2017, the court issued a short form order dismissing (i)
plaintiffs' representation and warranty claims as to 21 trusts whose originators and/or sponsors had entered bankruptcy and the deadline for asserting claims against such originators and/or sponsors had passed as of 2009 and (ii) plaintiffs'
claims to the extent they were premised upon any alleged pre-event of default duty to terminate servicers. On
March 27, 2017, DBNTC and DBTCA filed an answer to the amended complaint.  On April 6, 2018, the court entered the parties' joint stipulation to dismiss the claims of Sealink Funding Limited and ordered that Sealink's claims be dismissed with prejudice. On April 24, 2018, the court entered the parties' joint stipulation to dismiss the claims of
Kore Advisors LP  ("Kore") and ordered that Kore's claims be dismissed with prejudice.  On January 26, 2018, plaintiffs filed a motion for class certification.  On August 7, 2018, the presiding magistrate judge issued a report and recommendation recommending that the court:  (i) deny plaintiffs' motion for class certification; (ii) dismiss plaintiffs' Trust Indenture
Act claims as to 39 trusts; and (iii) decline to extend jurisdiction over, and therefore dismiss without prejudice, plaintiffs' remaining claims as to the same 39 trusts, which claims all arise under state law.  On August 9, 2018, the court stayed all discovery pending the resolution of any Federal Rule of Civil Procedure ("FRCP") 72 objections to the report and recommendation that plaintiffs may file.

On March 25, 2016, the BlackRock plaintiffs filed a state court action against DBTCA in the Superior Court of
California, Orange County with respect to 513 trusts. On May 18, 2016, plaintiffs filed an amended complaint with respect to 465 trusts, and included DBNTC as an additional defendant. The amended complaint asserts three causes of action: breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest. Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 465 trusts. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $75.7 billion, but does not include a demand for money damages in a sum certain. On August 22, 2016, DBNTC and DBTCA filed a demurrer as to plaintiffs' breach of fiduciary duty cause of action and breach of the duty to avoid conflicts of interest cause of action and motion to strike as to plaintiffs' breach of contract cause of action. On October 18, 2016, the court granted DBNTC and DBTCA's demurrer, providing plaintiffs with thirty days' leave to amend, and denied DBNTC and DBTCA's motion to strike. Plaintiffs did not further amend their complaint and, on December 19, 2016, DBNTC and DBTCA filed an answer to the amended complaint. On January 17, 2018, plaintiffs filed a motion for class certification. On May 30, 2018, the court denied that motion. On June 8, 2018, plaintiffs filed a notice of appeal from the denial of that motion. On July 16, 2018, the court stayed all trial court proceedings during the pendency of plaintiffs' appeal from the denial of class certification.  On July 18, 2018, plaintiffs filed a request for voluntary dismissal with prejudice as to all claims asserted by Sealink Funding Limited, Kore, and a group of funds managed by Nationwide Asset Management, LLC or an affiliate, as well as all claims asserted by a group of funds managed by AEGON USA Investment Management, LLC, related to one trust.  Discovery is ongoing.

On September 27, 2017, DBTCA was added as a defendant to a case brought by certain special purpose entities including Phoenix Light SF Limited in the U.S. District Court for the Southern District of New York, in which the plaintiffs previously alleged incorrectly that DBNTC served as trustee for all 43 of the trusts at issue. On September 27,
2017, plaintiffs filed a third amended complaint that names DBTCA as a defendant in addition to DBNTC. DBTCA serves as trustee for one of the 43 trusts at issue. DBNTC serves as trustee for the other 42 trusts at issue. Plaintiffs'
third amended complaint brings claims for violation of the Trust Indenture Act; breach of contract; breach of fiduciary duty; negligence and gross negligence; violation of New York's Streit Act (the "Streit Act"); and breach of the covenant of good faith. However, in the third amended complaint, plaintiffs acknowledge that, before DBTCA was added to the case, the court dismissed plaintiffs' Trust Indenture Act claims, negligence and gross negligence claims,
Streit Act claims, claims for breach of the covenant of good faith, and certain theories of plaintiffs' breach of contract claims, and plaintiffs only include these claims to preserve any rights on appeal. Plaintiffs allege damages of "hundreds of millions of dollars." On November 13, 2017, DBNTC and DBTCA filed an answer to the third amended complaint.
Discovery is ongoing.

On November 30, 2017, DBTCA was added as a defendant to a case brought by Commerzbank AG ("Commerzbank")
in the U.S. District Court for the Southern District of New York, in which Commerzbank previously alleged incorrectly that DBNTC served as trustee for all 50 of the trusts at issue. On November 30, 2017, Commerzbank filed a second amended complaint that names DBTCA as a defendant in addition to DBNTC. DBTCA serves as trustee for one of the 50 trusts at issue. DBNTC serves as trustee for the other 49 trusts at issue. Commerzbank's second amended complaint brings claims for violation of the Trust Indenture Act; breach of contract; breach of fiduciary duty;
negligence; violation of the Streit Act; and breach of the covenant of good faith. However, in the second amended complaint, Commerzbank acknowledges that, before DBTCA was added to the case, the court dismissed
Commerzbank's Trust Indenture Act claims for the trusts governed by pooling and servicing agreements, as well as its Streit Act claims and claims for breach of the covenant of good faith, and Commerzbank only includes these claims to preserve any rights on appeal. The second amended complaint alleges that DBNTC and DBTCA caused
Commerzbank to suffer "hundreds of millions of dollars in losses," but the complaint does not include a demand for money damages in a sum certain. On January 29, 2018, DBNTC and DBTCA filed an answer to the second amended complaint. Discovery is ongoing.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively,
"IKB"), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New
York, New York County, against DBNTC and DBTCA as trustees of the trusts. On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of the Streit Act, violation of the Trust Indenture Act, violation of Regulation AB, and violation of Section
9 of the Uniform Commercial Code. IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages. On October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss. On January 6, 2017, IKB filed a notice of discontinuance, voluntarily dismissing with prejudice all claims as to three trusts. As of January 17, 2017, DBNTC and DBTCA's motion to dismiss has been briefed and is awaiting decision by the court. On June 20, 2017, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to four additional trusts. Certain limited discovery is permitted to go forward while the motion to dismiss is pending.

It is DBTCA's belief that it has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 3.  Sales of Securities and Use of Proceeds.
None

Item 4.  Defaults Upon Senior Securities.
None

Item 5.  Submission of Matters to a Vote of Security Holders.
None

Item 6.  Significant Obligors of Pool Assets.
With respect to the Trinity Centre Mortgage Loan, based on
information provided by the Trinity Centre Mortgage Loan Borrower, the net operating income for the Trinity Centre Mortgaged Property was $14,076,212.00, for the period of January 1, 2015 through
September 30, 2015.  The Trinity Centre Mortgage Loan was
defeased on November 6, 2015.

With respect to the Poughkeepsie Galleria Mortgage Loan, based on information provided by the Poughkeepsie Galleria Mortgage Loan
Borrower, the net operating income for the Poughkeepsie Galleria
Mortgaged Property was $7,231,441.00, a year-to-date figure for the period of  January 1, 2018 through June 30, 2018.  There is no material update at this time.

Item 7.  Change in Sponsor Interest in Securities.
None

Item 8.  Significant Enhancement Provider Information.
None

Item 9.  Other Information.
None

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D:

(99.1)   Monthly Report distributed to holders of the
         certificates issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the November 13, 2018 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

Exhibit Number     Description

EX-99.1            Monthly Report distributed to holders of the certificates
                   issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the November 13, 2018 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/d/ Richard Simpson
Name: Richard Simpson
Title: President

Date:    November 27, 2018